Investment Securities - Fair Value and Gross Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Unrealized Loss Position Less than 12 months	$ 48,477		$ 189,523		$ 82,822
Unrealized Loss, Unrealized Loss Position Less than 12 months	(109)		(5,873)		(373)
Fair Value, Unrealized Loss Position 12 months or More	120,227		30,225		6,674
Unrealized Loss, Unrealized Loss Position 12 months or More	(3,411)		(2,258)		(351)
Total Fair Value	168,704		219,748		89,496
Total Unrealized Loss	(3,520)		(8,131)		(724)
Government sponsored agency mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Unrealized Loss Position Less than 12 months	21,227	[1]	47,480	[1]
Unrealized Loss, Unrealized Loss Position Less than 12 months	(70)	[1]	(723)	[1]
Fair Value, Unrealized Loss Position 12 months or More	9,006	[1]
Unrealized Loss, Unrealized Loss Position 12 months or More	(154)	[1]
Total Fair Value	30,233	[1]	47,480	[1]
Total Unrealized Loss	(224)	[1]	(723)	[1]
Non-agency CMOs
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Unrealized Loss Position Less than 12 months			1,219
Unrealized Loss, Unrealized Loss Position Less than 12 months			(7)
Fair Value, Unrealized Loss Position 12 months or More	4,525		4,776		6,674
Unrealized Loss, Unrealized Loss Position 12 months or More	(124)		(246)		(351)
Total Fair Value	4,525		5,995		6,674
Total Unrealized Loss	(124)		(253)		(351)
GNMA mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Unrealized Loss Position Less than 12 months	27,250		140,824		82,822
Unrealized Loss, Unrealized Loss Position Less than 12 months	(39)		(5,143)		(373)
Fair Value, Unrealized Loss Position 12 months or More	106,696		25,449
Unrealized Loss, Unrealized Loss Position 12 months or More	(3,133)		(2,012)
Total Fair Value	133,946		166,273		82,822
Total Unrealized Loss	$ (3,172)		$ (7,155)		$ (373)

[1]	Includes mortgage-backed securities and CMOs.